EMPLOYEE BENEFITS - Post-employment health care benefit plan - Funded status (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Funded status of the post-employment health benefits plans
Total net liabilities	R$ (272,959)	R$ (316,364)
Present value of the defined benefit obligations
Funded status of the post-employment health benefits plans
Total net liabilities	R$ (272,959)	R$ (316,364)